Investment properties (Details) - Schedule of investment properties - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jan. 27, 2020
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	R$ 858,261	R$ 548,717
Acquisitions	55,192	41,532
Acquisitions – business combinations	136,017	205,616
Disposals	(3,677)	(6,059)
Transfers	(1,511)
(-) Depreciation / amortization	(11,716)	(10,087)
Effect of conversion	(35,466)	78,542
Net book balance	997,100	858,261
Total cost	1,088,239	943,264
Accumulated depreciation	(91,139)	(85,003)
Net book balance	997,100	858,261	R$ 197,711
Land - Farms [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	686,051	410,561
Acquisitions	313	24,861
Acquisitions – business combinations	124,253	197,710
Disposals	(1,652)	(4,199)
Effect of conversion	(27,714)	57,118
Net book balance	781,251	686,051
Total cost	781,251	686,051
Net book balance	781,251	686,051
Buildings and improvements [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	56,995
Acquisitions	144
Acquisitions – business combinations	11,683
Disposals	(443)
Transfers	2,861
(-) Depreciation / amortization	(2,341)
Effect of conversion	(2,285)
Net book balance	66,614	56,995
Total cost	79,325
Accumulated depreciation	(12,711)
Net book balance	R$ 66,614	56,995
Annual depreciation rates (weighted average) - %	3.00%
Buildings and improvements [Member] | Bottom of range [member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	R$ 56,995	39,658
Acquisitions		197
Acquisitions – business combinations		7,906
Disposals		(301)
Transfers		6,469
(-) Depreciation / amortization		(1,830)
Effect of conversion		4,896
Net book balance		56,995
Total cost		69,276
Accumulated depreciation		(12,281)
Net book balance		R$ 56,995
Annual depreciation rates (weighted average) - %		4.00%
Buildings and improvements [Member] | Top of range [member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	56,995	R$ 39,658
Acquisitions		197
Acquisitions – business combinations		7,906
Disposals		(301)
Transfers		6,469
(-) Depreciation / amortization		(1,830)
Effect of conversion		4,896
Net book balance		56,995
Total cost		69,276
Accumulated depreciation		(12,281)
Net book balance		R$ 56,995
Annual depreciation rates (weighted average) - %		20.00%
Opening of area [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	104,533
Acquisitions	482
Disposals	(1,582)
Transfers	11,293
(-) Depreciation / amortization	(9,375)
Effect of conversion	(4,570)
Net book balance	100,781	R$ 104,533
Total cost	179,209
Accumulated depreciation	(78,428)
Net book balance	R$ 100,781	R$ 104,533
Annual depreciation rates (weighted average) - %	5.00%	5.00%
Opening of area [Member] | Bottom of range [member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	R$ 104,533	R$ 78,832
Acquisitions		445
Disposals		(1,559)
Transfers		12,528
(-) Depreciation / amortization		(8,257)
Effect of conversion		22,544
Net book balance		104,533
Total cost		177,255
Accumulated depreciation		(72,722)
Net book balance		R$ 104,533
Opening of area [Member] | Top of range [member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Annual depreciation rates (weighted average) - %		20.00%
Total in operation [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	847,579	R$ 529,051
Acquisitions	939	25,503
Acquisitions – business combinations	135,936	205,616
Disposals	(3,677)	(6,059)
Transfers	14,154	18,997
(-) Depreciation / amortization	(11,716)	(10,087)
Effect of conversion	(34,569)	84,558
Net book balance	948,646	847,579
Total cost	1,039,785	932,582
Accumulated depreciation	(91,139)	(85,003)
Net book balance	948,646	847,579
Construction in Progress [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	10,682	19,666
Acquisitions	54,253	16,029
Acquisitions – business combinations	81
Transfers	(15,665)	(18,997)
Effect of conversion	(897)	(6,016)
Net book balance	48,454	10,682
Total cost	48,454	10,682
Net book balance	R$ 48,454	R$ 10,682